Changes in accounting policies (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
IFRS 16 Leases [Abstract]
Future minimum lease payments	$ 933,885	$ 996,652
IFRS 16 Leases [Member]
IFRS 16 Leases [Abstract]
Future minimum lease payments	$ 46,100